RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of exposure to the price risk

Financial assets	Increase / decrease of the result for the year 2025
Shares	1
Corporate bonds	5
Government securities	31
Mutual funds	40
Guarantee deposits	14
Variation of the result of the year	91

Schedule of borrowings classified by interest rate and currency

	12.31.2025	12.31.2024
Fixed interest rate:
U.S. dollar	1,825	1,929
Subtotal loans obtained at a fixed interest rate	1,825	1,929

Floating interest rate:
Argentine pesos	-	17
U.S. dollar	-	20
Subtotal loans obtained at a floating interest rate	-	37

Non interest accrued:
U.S. dollar	67	113
Subtotal loans no interest accrued	67	113
Total borrowings	1,892	2,079

Schedule of expected credit loss on trade receivables and financial assets rates

12.31.2025	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Oil and Gas	7.10%	11.48%	12.95%	14.83%	23.28%	30.22%	31.23%	38.07%
Generation	0.13%	0.30%	0.97%	1.79%	4.05%	6.95%	15.68%	19.26%
Petrochemicals	0.05%	0.14%	1.01%	3.81%	11.32%	13.07%	15.83%	16.59%
Holding, Transportation and others	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

12.31.2024	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Oil and Gas	0.01%	0.04%	0.34%	6.25%	19.99%	27.11%	28.79%	37.16%
Generation	0.09%	0.55%	3.70%	8.92%	12.26%	14.78%	16.40%	21.41%
Petrochemicals	0.01%	0.11%	9.50%	17.12%	24.00%	24.24%	24.93%	25.46%
Holding, Transportation and others	0.24%	3.37%	4.49%	12.45%	12.45%	16.67%	16.67%	16.67%

12.31.2023	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Oil and Gas	0.06%	0.30%	2.19%	3.83%	5.06%	10.14%	10.14%	10.21%
Generation	0.32%	1.26%	8.33%	16.63%	20.72%	23.46%	27.00%	28.96%
Petrochemicals	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	28.96%
Holding, Transportation and others	0.18%	1.04%	8.44%	9.09%	9.09%	9.09%	9.09%	9.09%

Schedule of liquidity index

	12.31.2025	12.31.2024

Current assets	1,988	2,380
Current liabilities	639	1,302

Liquidity ratio	3.11	1.83

Schedule of financial liabilities contractual undiscounted cash flows maturity

As of December 31, 2025	Trade and other receivables	Trade and other payables (1)	Borrowings
Less than three months	531	366	45
Three months to one year	26	31	124
One to two years	5	76	240
Two to five years	11	4	593
More than five years	27	6	2,057
Non set maturity term	57	-	-
Total	657	483	3,059

As of December 31, 2024	Trade and other receivables	Trade and other payables (1)	Borrowings
Less than three months	330	237	480
Three months to one year	21	16	334
One to two years	66	75	250
Two to five years	-	4	735
More than five years	-	5	977
Non set maturity term	146	-	-
Total	563	337	2,776

(1)	Includes Lease Liabilities (see Note 19).

Schedule of financial leverage ratios

	12.31.2025	12.31.2024
Total borrowings	1,892	2,079
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(1,091)	(1,588)
Net debt	801	491
Total capital	4,406	3,786
Leverage ratio	18.18%	12.97%